SEGMENTED INFORMATION - Schedule of Long-Lived Assets by Country (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Plant, Property and Equipment	$ 71,054	$ 77,501
Canada
Segment Reporting Information [Line Items]
Plant, Property and Equipment	26,078	26,354
United States
Segment Reporting Information [Line Items]
Plant, Property and Equipment	40,976	40,580
Mexico
Segment Reporting Information [Line Items]
Plant, Property and Equipment	$ 4,000	$ 10,567